Lease Liabitity (Details) - AED (د.إ)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Liabitity [Line Items]
Incremental discounted borrowing rate	2.50%	2.50%
Top of range [member]
Lease Liabitity [Line Items]
Postdated cheques issued	د.إ 3,176,875	د.إ 3,176,875
Lease period	60 months	60 months
Bottom of range [member]
Lease Liabitity [Line Items]
Postdated cheques issued	د.إ 960,000	د.إ 960,000
Lease period	48 months	48 months